Fair value of Assets and Liabilities (Tables)	12 Months Ended
Feb. 29, 2024
Fair value of Assets and Liabilities [Abstract]
Schedule of Loans to Related Party	the fair value of loan to related party as disclosed in the table below is based on significant unobservable inputs (Level 3)
		As of February 29, 2024
Figures in Rand thousands	Notes	Carrying amount	Aggregate fair value

Loan to related party	12	28,200	29,258